Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (2,072,798)	$ (2,859,276)	$ (5,297,247)	$ (6,008,864)
Items not affecting cash
Depreciation (Note 4)	125,895	153,844	252,060	302,026
Stock-based compensation (Note 7)	160,016	63,118	162,289	94,806
Deferred share units (Note 8)	0	0	0	7,565
Accreted interest (Note 5)	8,260	16,169	16,197	32,141
Unrealized foreign exchange loss	885	(9,600)	883	3,517
Change in non-cash operating assets & liabilities
Accounts receivable	(79,846)	(326,492)	(55,761)	243,721
Investment tax credits	(45,000)	(44,999)	(90,000)	(90,001)
Inventory	0	25,330	31,723	(69,851)
Prepaid expenses, sundry and other assets	201,083	(58,628)	169,401	(233,368)
Accounts payable, accrued liabilities and employee costs payable	735,923	(429,822)	377,002	734,942
Deferred revenue	(817,784)	(75,000)	(892,784)	(150,000)
Cash flows used in operating activities	(1,783,366)	(3,545,356)	(5,326,237)	(5,133,366)
Financing activities
Repayment of 2013 Debenture (Note 5)	0	0	300,000	0
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	1,500	0	27,953	0
Proceed from issuance of shares and warrants	0	5,300,000	0	5,300,000
Offering costs	0	(618,689)	0	(618,689)
Cash flows provided from (used in) financing activities	1,500	4,681,311	(272,047)	4,681,311
Investing activity
Purchase of property and equipment (Note 4)	(9,624)	(45,507)	(13,414)	(84,332)
Cash flows used in investing activities	(9,624)	(45,507)	(13,414)	(84,332)
Increase (decrease) in cash	(1,791,490)	1,090,448	(5,611,698)	(536,387)
Cash, beginning of period	2,821,669	270,226	6,641,877	1,897,061
Cash, end of period	1,030,179	1,360,674	1,030,179	1,360,674
Supplemental cash flow information
Interest paid	44,331	13,750	90,754	81,610
Taxes paid	$ 0	$ 0	$ 0	$ 0